Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Income tax

	For the year ended December 31,
(SEK in thousands)	2025	2024
Current tax expense
Tax expense for the year	(4,604)	(1,053)
Total current tax expense	(4,604)	(1,053)

Deferred tax income
Deferred tax relating to temporary differences	5,639	(4,278)
Total deferred tax income	5,639	(4,278)
Total income tax expense	1,034	(5,331)

Schedule of Reconciliation of income tax expense

	For the year ended December 31,
(SEK in thousands)	2025	2024
Reconciliation of income tax expense
Loss before tax	(1,722,710)	(962,280)
Swedish tax rate of 20.6%	354,878	198,600
Tax effect of non-deductible expenses	(1,363)	(63,211)
Tax effect of non-taxable income	39,143	23,130
Movement in unrecognized deferred tax assets	(161,547)	-
Tax effect of adjustments related to previous periods	(243)	-
Tax effect of changes in deferred tax liabilities	5,639	-
Tax effect of loss carry forwards not recognized as deferred tax	(234,230)	(163,720)
Effect of different tax rates for subsidiaries in other jurisdiction	(1,243)	(130)
Total income tax expense	1,034	(5,331)